TAXES BASED ON INCOME - Income (Loss) from Continuing Operations before Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016	Jan. 02, 2016
TAXES BASED ON INCOME
U.S.	$ 49.0	$ 17.9	$ 33.9
International	540.5	459.2	375.0
Income from continuing operations before taxes	$ 589.5	$ 477.1	$ 408.9